Income taxes (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Income Taxes
Current tax liabilities	€ 0		€ 0
Tax expense (income), continuing operations	€ 18	€ (197)